Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
May 31, 2024 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—77.3%
		Automotive—1.9%
$ 500,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	$ 443,495
EUR 300,000		Goodyear Europe B.V., Sr. Unsecd. Note, REGS, 2.750%, 8/15/2028	292,505
$ 499,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	395,750
EUR 266,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 4.250%, 5/31/2028	287,901
		TOTAL	1,419,651
		Banking—14.1%
600,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	612,761
$ 200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	198,266
625,000	[1]	Ally Financial, Inc., Jr. Sub. Note, Series C, 4.700%, 5/15/2028	501,385
EUR 100,000		Alpha Bank AE, Sub., 5.500%, 6/11/2031	107,389
300,000		Alpha Bank SA, Sr. Pfd., 2.500%, 3/23/2028	307,760
435,000		Aust & NZ Banking Group, Sub., Series EMTN, 5.101%, 2/3/2033	482,709
$ 400,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, REGS, 2.750%, 1/11/2026	378,632
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	197,095
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, REGS, 6.625%, 1/24/2032	179,786
EUR 300,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375%, 8/11/2031	305,922
GBP 300,000		Bank of Ireland Group PLC, Sub., Series EMTN, 7.594%, 12/6/2032	394,432
$ 600,000	[1]	Barclays PLC, Jr. Sub. Note, 4.375%, 3/15/2028	502,709
800,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.625%, 2/25/2031	661,809
EUR 300,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	273,989
600,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250%, 10/9/2027	581,042
400,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	403,095
400,000	[1]	Deutsche Bank AG, Jr. Sub. Note, 4.500%, 11/30/2026	389,003
200,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	219,247
$ 400,000	[1]	DNB Bank ASA, Jr. Sub. Note, Series -, 4.875%, 11/12/2024	396,593
350,000	[1]	First Citizens Bancshares, Inc., Jr. Sub. Note, Series B, 9.524%, 1/4/2027	356,232
700,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	545,811
EUR 480,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125%, 2/27/2030	449,209
$ 200,000		Intesa Sanpaolo SpA, Sub., 144A, 5.017%, 6/26/2024	199,745
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	198,206
800,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	637,023
400,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	325,395
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.875%, 2/12/2027	183,399
EUR 400,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	392,787
		TOTAL	10,381,431
		Basic Industries—11.5%
$ 525,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	483,763
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	169,760
850,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	714,499
600,000		Cemex S.A.B. de C.V., REGS, 3.875%, 7/11/2031	527,106
195,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	171,883
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	43,066
320,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	300,825

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$ 40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	$ 40,356
200,000		GUSAP III, LP, Sr. Unsecd. Note, REGS, 4.250%, 1/21/2030	185,916
320,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	263,239
595,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	526,226
175,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	163,777
EUR 500,000		Nexans SA, Sr. Unsecd. Note, 4.250%, 3/11/2030	539,108
$ 366,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	313,691
110,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	101,709
EUR 300,000		Novelis Sheet Ingot Gmbh, Sr. Unsecd. Note, REGS, 3.375%, 4/15/2029	307,611
$ 200,000		Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	184,290
EUR 400,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	388,550
$ 400,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	326,005
EUR 300,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.625%, 3/15/2028	310,125
300,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 12/2/2025	313,307
$ 700,000		SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	605,196
200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	165,467
200,000	[2]	Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	165,467
650,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	524,926
711,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	675,222
		TOTAL	8,511,090
		Capital Goods—7.2%
200,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	46,709
EUR 500,000		Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	437,409
GBP 113,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	79,224
$1,025,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	866,894
300,000		Berry Global, Inc., 1.650%, 1/15/2027	272,259
12,000		Berry Global, Inc., Sec. Fac. Bond, 144A, 5.650%, 1/15/2034	11,723
EUR 300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	304,355
100,000		Crown European Holdings SA, 144A, 4.750%, 3/15/2029	109,980
200,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 4.750%, 3/15/2029	219,960
$ 250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	210,620
400,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	336,992
EUR 275,000		Progroup Ag, Sec. Fac. Bond, REGS, 5.375%, 4/15/2031	296,150
300,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	296,986
$ 775,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	727,699
100,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	94,879
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	108,194
400,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.000%, 9/22/2033	339,691
600,000		Verallia, Sr. Unsecd. Note, 1.875%, 11/10/2031	562,029
		TOTAL	5,321,753
		Consumer Cyclicals—0.8%
$ 200,000		LKQ Corp., Sr. Unsecd. Note, 6.250%, 6/15/2033	205,638
EUR 100,000	[1]	LKQ Dutch Bond BV, Sr. Unsecd. Note, 4.125%, 12/13/2030	107,861
250,000		LKQ European Holdings B.V., Sr. Unsecd. Note, REGS, 4.125%, 4/1/2028	270,204
		TOTAL	583,703
		Consumer Goods—1.9%
500,000		Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	523,025
GBP 200,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.125%, 7/1/2027	247,832

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Goods—continued
$ 100,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	$ 82,031
30,000		Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	29,860
233,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	206,424
338,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	307,138
		TOTAL	1,396,310
		Consumer Non-Cyclical—1.6%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	446,566
842,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	728,468
		TOTAL	1,175,034
		Energy—3.5%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	274,860
GBP 200,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	241,163
$ 200,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 4.150%, 6/1/2025	196,718
125,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.050%, 4/1/2045	102,219
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	238,962
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	28,115
439,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	384,322
550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	521,015
600,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	557,924
		TOTAL	2,545,298
		Financial Services—0.3%
230,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	226,591
		Health Care—6.2%
519,000		Centene Corp., 2.500%, 3/1/2031	423,344
425,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	346,171
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	210,727
100,000		Eurofins Scientific SE, Sr. Unsecd. Note, 0.875%, 5/19/2031	87,097
$ 700,000		Fresenius Medical Care US Finance III, Inc., Sr. Unsecd. Note, REGS, 2.375%, 2/16/2031	555,011
EUR 480,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	434,886
$ 150,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	100,180
360,000		HCA, Inc., Sr. Unsecd. Note, 2.375%, 7/15/2031	293,834
EUR 800,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	784,959
$ 66,000		Medline Borrower LP/Medline Co-Issuer Inc., 144A, 6.250%, 4/1/2029	66,096
699,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	636,811
688,000		Tenet Healthcare Corp., 4.375%, 1/15/2030	633,234
		TOTAL	4,572,350
		Insurance—1.5%
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	369,970
EUR 400,000		UnipolSai Assicurazioni SpA, Sub., Series EMTN, 3.875%, 3/1/2028	430,934
$ 400,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	329,792
		TOTAL	1,130,696
		Media—3.1%
EUR 550,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.625%, 6/15/2030	589,726
$ 600,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	568,896
630,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	562,836
GBP 100,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	106,399
EUR 100,000		VZ Vendor Financing B.V., Sr. Unsecd. Note, REGS, 2.875%, 1/15/2029	93,906

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Media—continued
EUR 391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	$ 353,721
		TOTAL	2,275,484
		Packaging—1.4%
$ 467,000		Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	449,209
650,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	576,665
		TOTAL	1,025,874
		Real Estate—2.0%
EUR 500,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	506,988
$ 200,000		CANPACK SA and Eastern PA Land Investment Holding LLC, Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	175,830
695,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2031	619,141
170,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	159,082
		TOTAL	1,461,041
		Retail—1.5%
500,000		Falabella S.A., Sr. Unsecd. Note, REGS, 3.375%, 1/15/2032	388,963
GBP 600,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	734,019
		TOTAL	1,122,982
		Technology & Electronics—2.9%
$ 100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	93,637
300,000		Nokia Oyj, Sr. Unsecd. Note, 4.375%, 6/12/2027	291,806
EUR 325,000		Nokia Oyj, Sr. Unsecd. Note, Series EMTN, 4.375%, 8/21/2031	353,337
$ 150,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 2.500%, 5/11/2031	125,313
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 3.400%, 5/1/2030	62,252
450,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 4.125%, 1/15/2031	395,363
360,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.091%, 6/1/2029	329,862
525,000		Xerox Holdings Corp., Sr. Unsecd. Note, 144A, 8.875%, 11/30/2029	508,971
		TOTAL	2,160,541
		Telecommunications—8.9%
EUR 700,000	[1]	AT&T, Inc., Jr. Sub. Note, Series B, 2.875%, 3/2/2025	740,608
300,000		Cellnex Telecom S.A., Conv. Bond, Series CLNX, 0.750%, 11/20/2031	267,305
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	98,177
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, Series EMTN, 1.750%, 10/23/2030	94,665
600,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	591,386
400,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	380,897
300,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	297,694
700,000		LorcaTelecom Bondco, Term Loan - 1st Lien, REGS, 4.000%, 9/18/2027	741,402
$ 350,000		Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 7.375%, 4/2/2032	344,488
200,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	172,069
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	298,702
EUR 325,000		Telecom Italia SpA, Sr. Unsecd. Note, Series EMTN, 2.375%, 10/12/2027	325,751
100,000		Telecom Italia SpA, Sr. Unsecd. Note, Series EMTN, 2.750%, 4/15/2025	106,617
900,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	861,641
$ 72,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	58,430
300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	202,144
200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, 144A, 7.375%, 5/20/2029	199,913
400,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	399,659
GBP 349,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	366,023
		TOTAL	6,547,571

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—7.0%
$ 257,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	$ 211,187
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	194,661
575,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 1/15/2032	489,850
493,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	430,576
EUR 650,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875%, 6/8/2030	583,510
800,000		Energias de Portugal SA, Jr. Sub. Note, Series NC8, 1.875%, 3/14/2082	746,511
100,000		Graphic Packaging International Corp., Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	100,937
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	100,937
$ 360,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	326,879
GBP 500,000		Orsted A/S, Sub., Series GBP, 2.500%, 2/18/3021	461,797
$ 950,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	863,779
EUR 700,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series ., 2.500%, 1/20/2029	683,655
		TOTAL	5,194,279
		TOTAL CORPORATE BONDS (IDENTIFIED COST $57,506,919)	57,051,679
		U.S. TREASURIES—13.6%
$1,155,400	[3,4]	United States Treasury Bill, %, 0.000%, 8/6/2024	1,144,581
5,550,000		United States Treasury Note, 0.375%, 9/15/2024	5,472,809
3,450,000		United States Treasury Note, 1.875%, 8/31/2024	3,420,501
		TOTAL U.S. TREASURIES (IDENTIFIED COST $9,971,865)	10,037,891
		FOREIGN GOVERNMENT/AGENCY—5.2%
		Sovereign—5.2%
GBP 3,055,000		United Kingdom, Government of, 2.750%, 9/7/2024 (IDENTIFIED COST $3,808,074)	3,870,525
		TOTAL INVESTMENT IN SECURITIES—96.1% (IDENTIFIED COST $71,286,858)	$70,960,095
		OTHER ASSETS AND LIABILITIES - NET—3.9%[5]	2,853,317
		TOTAL NET ASSETS—100.0%	$73,813,412
At May 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United Kingdom Gilt Long Futures	3	GBP 368,205	September 2024	$(3,647)
United States Treasury Notes 2 Year Long Futures	4	$814,812	September 2024	$(698)
United States Treasury Notes 5 Year Long Futures	34	$3,597,094	September 2024	$(10,983)
United States Treasury Notes Ultra Bond Long Futures	1	$122,438	September 2024	$(2,089)
Short Futures:
Euro-Bobl Short Futures	5	EUR (629,001)	June 2024	$8,405
Euro-Bond Short Futures	2	EUR (280,680)	June 2024	$3,864
United States Treasury Notes 10 Year Short Futures	11	$ (1,196,766)	September 2024	$5,812
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$664
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,734,268 and $1,441,767, respectively. This is based on amounts held as of each month-end throughout the nine-month period.

At May 31, 2024, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2024[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swaps:
JPMorgan	Volvo	Sell	5.00%	6/20/2029	1.53%	$309,000	$51,786	$36,954	$14,832
Morgan Stanley	Arcelor Mittal SA	Sell	5.00%	6/20/2029	1.30%	$300,000	$54,332	$47,620	$6,712
Morgan Stanley	Ardagh Packaging Finance PLC/Ardagh Holdings	Sell	5.00%	12/20/2028	38.32%	$55,000	$(28,414)	$(11,637)	$(16,777)
Morgan Stanley	CDX	Sell	5.00%	6/20/2029	3.33%	$9,200,000	$622,840	$598,992	$23,848
Morgan Stanley	Ford Motor Co.	Sell	5.00%	6/20/2029	1.48%	$485,000	$73,514	$58,801	$14,713
Morgan Stanley	Forvia	Sell	5.00%	6/20/2029	2.06%	$530,000	$73,898	$65,166	$8,732
Morgan Stanley	General Motors Co.	Sell	5.00%	6/20/2029	1.05%	$507,000	$87,953	$75,309	$12,644
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	6/20/2029	2.59%	$300,000	$29,364	$23,755	$5,609
Morgan Stanley	Markit CDX North America High Yield Index Series 38	Sell	5.00%	6/20/2027	2.40%	$2,551,100	$175,466	$179,766	$(4,300)
Morgan Stanley	Rexel SA	Sell	5.00%	6/20/2029	0.95%	$300,000	$60,122	$55,777	$4,345
Morgan Stanley	Schaeffler AG	Sell	5.00%	6/20/2029	1.45%	$510,000	$87,533	$66,825	$20,708
Morgan Stanley	Telecom Italia SpA	Sell	1.00%	6/20/2029	2.31%	$200,000	$(12,405)	$(14,266)	$1,861
Morgan Stanley	Valeo	Sell	1.00%	6/20/2029	1.76%	$720,000	$(25,934)	$(48,032)	$22,098
Morgan Stanley	Virgin Media Finance PLC	Sell	5.00%	6/20/2029	3.99%	$244,000	$11,036	$16,005	$(4,969)
TOTAL CREDIT DEFAULT SWAPS							$1,261,091	$1,151,035	$110,056
The average notional amount of credit default swap contracts held by the Fund throughout the period was $18,961,350. This is based on amounts held as of each month-end throughout the nine-month period.
At May 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/20/2024	Lloyds Bank PLC	50,000 EUR	$54,222	$80
6/20/2024	RBC Europe	200,000 EUR	$213,079	$4,128
6/20/2024	RBC Europe	100,000 GBP	$127,181	$257
6/20/2024	State Street Bank	200,000 EUR	$213,393	$3,815
6/20/2024	State Street Bank	3,000,000 GBP	$3,718,830	$104,320
Contracts Sold:
6/20/2024	RBC Europe	3,000,000 GBP	$3,731,778	$(91,372)
6/20/2024	State Street Bank	20,700,000 EUR	$22,592,353	$111,403
6/20/2024	State Street Bank	200,000 EUR	$217,106	$(101)
6/20/2024	State Street Bank	5,700,000 GBP	$7,257,981	$(6,003)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$126,527
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $87,825 and $256,927, respectively. This is based on the contracts held as of each month-end throughout the nine-month period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Perpetual Bond Security. The maturity date reflects the next call date.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2024, these restricted securities amounted to $165,467, which represented 0.2% of total net assets.

Additional information on restricted securities held at May 31, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	11/22/2023	$155,528	$165,467

3	Discount rate at time of purchase.
4	Zero coupon bond.
5	Assets, other than investments in securities, less liabilities.
6
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$57,051,679	$—	$57,051,679
U.S. Treasuries	—	10,037,891	—	10,037,891
Foreign Government/Agency	—	3,870,525	—	3,870,525
TOTAL SECURITIES	$—	$70,960,095	$—	$70,960,095
Other Financial Instruments:
Assets
Futures Contracts	$7,098	$—	$—	$7,098
Swap Contracts	—	1,327,844	—	1,327,844
Foreign Exchange Contracts	—	224,003	—	224,003
Liabilities
Futures Contracts	(6,434)	—	—	(6,434)
Swap Contracts	—	(66,753)	—	(66,753)
Foreign Exchange Contracts	—	(97,476)	—	(97,476)
TOTAL OTHER FINANCIAL INSTRUMENTS	$664	$1,387,618	$—	$1,388,282

The following acronym(s) are used throughout this portfolio:
BOBL	—Bundesobligation
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
OTC	—Over-the-Counter